Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net are as follows:
	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Trade receivables	487,418,616	473,515,321	$66,739,298
Allowance for expected credit losses	(24,366,824)	(29,354,030)	(4,137,284)
Accounts receivable, net	463,051,792	444,161,291	$62,602,014

Schedule of Analysis of the Movements in the Allowance for Doubtful Accounts	Below is an analysis of the movements in the allowance for expected credit losses:
	Year Ended March 31,
	2022	2023	2024	2024
	(RMB)	(RMB)	(RMB)	(US$)
Balance at beginning of the year	8,530,951	13,615,875	24,366,824	$3,434,366
Additions	5,084,924	10,750,949	4,987,206	702,918
Balance at end of the year	13,615,875	24,366,824	29,354,030	$4,137,284